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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
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Check here if Amendment [   ]; Amendment Number:
                                                  ------------
This Amendment  (Check only one.):   [   ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      BlackRock Advisors, Inc.
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Address:       100 Bellevue Parkway
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               Wilmington, DE  19809
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Form 13F File Number:   28-4295
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:     Robert S. Kapito
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Title:    Vice Chairman
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Phone:    (212) 754-5512
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Signature, Place, and Date of Signing:

  /s/ Robert S. Kapito       New York, NY                 May 9, 2003
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[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
          Form 13F File Number              Name
          28-5703                           BlackRock, Inc.
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